Subsequent Events (Details) $ in Thousands			1 Months Ended	6 Months Ended
	Jul. 03, 2019 USD ($)	Jul. 01, 2019 USD ($) Installment	Mar. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Apr. 01, 2021	Mar. 31, 2021	Apr. 01, 2020	Mar. 31, 2020
Leader Alpha Bank Loan Facility [Member]
Subsequent Events [Abstract]
Installment payment				$ 250
Squire Alpha Bank Loan Facility [Member]
Subsequent Events [Abstract]
Installment payment				$ 844
Amended and Restated UniCredit Loan Facility [Member]
Subsequent Events [Abstract]
Installment payments deferred			$ 2,208
Subsequent Event [Member] | Plan [Member]
Subsequent Events [Abstract]
Security cover percentage					125.00%	111.00%		100.00%
Subsequent Event [Member] | Leader Alpha Bank Loan Facility [Member]
Subsequent Events [Abstract]
Number of consecutive payment installments | Installment		4
Frequency of periodic payment		Quarterly
Installment payment		$ 100
Installment payments deferred		$ 503
Subsequent Event [Member] | Leader Alpha Bank Loan Facility [Member] | Maximum [Member]
Subsequent Events [Abstract]
Corporate leverage ratio		85.00%
Subsequent Event [Member] | Leader Alpha Bank Loan Facility [Member] | Minimum [Member]
Subsequent Events [Abstract]
EBITDA to net interest expense ratio		1
Subsequent Event [Member] | Squire Alpha Bank Loan Facility [Member]
Subsequent Events [Abstract]
Number of consecutive payment installments | Installment		4
Frequency of periodic payment		Quarterly
Installment payment		$ 918
Subsequent Event [Member] | Squire Alpha Bank Loan Facility [Member] | Maximum [Member] | Plan [Member]
Subsequent Events [Abstract]
Corporate leverage ratio							75.00%	85.00%
Subsequent Event [Member] | Squire Alpha Bank Loan Facility [Member] | Minimum [Member] | Plan [Member]
Subsequent Events [Abstract]
EBITDA to net interest expense ratio							2	1
Subsequent Event [Member] | Amended and Restated UniCredit Loan Facility [Member]
Subsequent Events [Abstract]
Installment payments deferred	$ 2,208
Minimum liquidity requirements cancelled	$ 500
Increase in margin for deferral period	1.00%
Subsequent Event [Member] | Amended and Restated UniCredit Loan Facility [Member] | Maximum [Member] | Plan [Member]
Subsequent Events [Abstract]
Corporate leverage ratio							75.00%	85.00%
Subsequent Event [Member] | Amended and Restated UniCredit Loan Facility [Member] | Minimum [Member] | Plan [Member]
Subsequent Events [Abstract]
EBITDA to net interest expense ratio							2	1